Schedule of Investments PIMCO Corporate & Income Opportunity Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 49.4%
Altar Bidco, Inc. 10.493% due 02/01/2030		$3,450	$3,054
American Airlines, Inc. 9.558% (LIBOR03M + 4.750%) due 04/20/2028 ~		11,203	11,393
AP Core Holdings LLC 10.340% (LIBOR01M + 5.500%) due 09/01/2027 ~		38,378	37,441
Arches Buyer, Inc. 8.157% due 12/06/2027		2,264	2,139
Caesars Entertainment Corp. 8.157% due 02/06/2030		2,100	2,093
Carnival Corp.
6.655% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	23,515	25,183
7.840% (LIBOR01M + 3.000%) due 06/30/2025 ~		$1,773	1,754
Casino Guichard Perrachon SA 6.298% (EUR003M + 4.000%) due 08/31/2025 ~	EUR	5,600	4,579
Cengage Learning, Inc. 9.880% (LIBOR03M + 4.750%) due 07/14/2026 ~		$7	7
Comexposium 4.969% (EUR012M + 4.000%) due 03/28/2026 ~	EUR	24,800	22,861
Diamond Sports Group LLC 12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~		$30,875	29,138
DirecTV Financing LLC 9.840% (LIBOR01M + 5.000%) due 08/02/2027 ~		22,506	21,711
Encina Private Credit LLC TBD% - 9.155% (LIBOR03M + 4.470%) due 11/30/2025 «~µ		27,444	26,582
Endure Digital, Inc. 8.219% (LIBOR01M + 3.500%) due 02/10/2028 «~		6,982	6,546
Envision Healthcare Corp.
12.701% due 04/29/2027		18,954	18,764
16.326% due 04/28/2028		45,196	33,633
Forbes Energy Services LLC TBD% due 06/30/2023 «		948	0
Gateway Casinos & Entertainment Ltd.
12.803% due 10/15/2027		15,357	15,222
13.073% due 10/18/2027	CAD	9,199	6,747
GIP Blue Holding LP 9.659% (LIBOR03M + 4.500%) due 09/29/2028 ~		$1	1
Intelsat Jackson Holdings SA 9.082% due 02/01/2029		8,496	8,425
Intrado Corp. 8.676% due 01/31/2030		2,200	2,174
Ivanti Software, Inc. 9.212% (LIBOR03M + 4.250%) due 12/01/2027 ~		30,990	25,559
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~		189	140
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		2,132	1,438
Market Bidco Ltd. 9.427% due 11/04/2027	GBP	18,854	20,632
MPH Acquisition Holdings LLC 9.203% (LIBOR03M + 4.250%) due 09/01/2028 ~		$15,662	13,459
Naked Juice LLC 10.998% due 01/24/2030		2,200	1,687
Poseidon Bidco SASU 8.265% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	15,800	16,621
Profrac Services LLC TBD% - 12.420% due 03/04/2025		$18,630	18,537
Promotora de Informaciones SA 7.555% (EUR003M + 5.250%) due 12/31/2026 ~	EUR	43,003	43,333
Promotora de Informaciones SA (5.305% Cash and 5.000% PIK) 10.305% (EUR003M + 2.970%) due 06/30/2027 ~(b)		3,505	3,472
PUG LLC
8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~		$18,936	13,824
9.090% (LIBOR01M + 4.250%) due 02/12/2027 «~		9,924	7,170
Radiate Holdco LLC 8.090% (LIBOR01M + 3.250%) due 09/25/2026 ~		7,283	5,989
Redstone Holdco 2 LP 9.568% (LIBOR03M + 4.750%) due 04/27/2028 ~		25,170	19,900
RegionalCare Hospital Partners Holdings, Inc. 8.575% (LIBOR03M + 3.750%) due 11/16/2025 ~		2,279	2,176
Rising Tide Holdings, Inc.
9.703% (LIBOR03M + 4.750%) due 06/01/2028 ~		5,122	3,121
13.203% (LIBOR03M + 8.250%) due 06/01/2029 ~		794	220

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

SCUR-Alpha 1503 GmbH
TBD% due 03/30/2030		8,500	7,480
TBD% due 03/30/2030	EUR	5,400	5,154
Sigma Bidco BV 6.239% (EUR003M + 3.500%) due 07/02/2025 ~		23,000	23,430
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 06/30/2023 ~(b)		57,140	40,899
Surgery Center Holdings, Inc. 8.210% (LIBOR01M + 3.750%) due 08/31/2026 ~		$5,522	5,497
Syniverse Holdings, Inc. 11.898% due 05/13/2027		41,863	37,271
Team Health Holdings, Inc.
7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~		32,480	27,933
10.057% due 03/02/2027		7,060	4,924
Telemar Norte Leste SA
1.750% due 02/26/2035		17,631	1,383
1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		17,324	1,359
TransDigm, Inc.
TBD% due 08/24/2028		4,124	4,118
TBD% - 7.413% (LIBOR03M + 2.250%) due 05/30/2025 ~		23	23
8.148% (LIBOR03M + 2.250%) due 12/09/2025 ~		3,527	3,522
8.148% due 02/22/2027		11,476	11,481
U.S. Renal Care, Inc.
9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		34,605	23,661
10.375% (LIBOR01M + 5.500%) due 06/26/2026 ~		18,365	12,557
Veritas U.S., Inc. 9.840% (LIBOR01M + 5.000%) due 09/01/2025 ~		31,097	23,781
Viad Corp. 9.922% due 07/30/2028		4,433	4,244
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		4,571	3,444
Windstream Services LLC
TBD% - 11.157% due 09/21/2027 «		7,469	6,797
8.807% due 02/23/2027 «		14,910	13,866

Total Loan Participations and Assignments (Cost $828,539)			739,549

CORPORATE BONDS & NOTES 44.4%
BANKING & FINANCE 14.5%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	400	319
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029 (l)		$1,030	726
Armor Holdco, Inc. 8.500% due 11/15/2029 (l)		14,000	11,413
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	500	467
2.625% due 04/28/2025 (l)		19,170	19,004
3.625% due 09/24/2024 (l)		9,609	9,925
7.677% due 01/18/2028 •		8,500	7,763
8.000% due 01/22/2030 •		3,909	3,795
8.500% due 09/10/2030 •		4,500	4,382
10.500% due 07/23/2029 (l)		6,159	6,487
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,600	401
Barclays PLC
2.894% due 11/24/2032 •		$200	161
7.437% due 11/02/2033 •(l)		4,870	5,388
BNP Paribas SA 3.132% due 01/20/2033 •(l)		4,119	3,446
BOI Finance BV 7.500% due 02/16/2027 (l)	EUR	7,100	5,992
CaixaBank SA 6.208% due 01/18/2029 •(l)		$2,300	2,316
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	1,300	1,389
8.122% due 01/28/2029 •		1,100	1,169
Cosaint Re Pte. Ltd. 14.200% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		$1,878	1,435
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		300	166
3.125% due 10/22/2025		200	116
4.800% due 08/06/2030		200	99
6.150% due 09/17/2025		200	129
8.000% due 01/27/2024		300	261
Credit Agricole SA 7.875% due 01/23/2024 •(h)(i)		400	394
Credit Suisse AG 7.500% due 02/15/2028 (l)		9,900	10,519
Credit Suisse AG AT1 Claim ^		6,636	382
Credit Suisse Group AG
6.373% due 07/15/2026 •(l)		1,200	1,163
6.442% due 08/11/2028 •(l)		4,000	3,977
6.442% due 08/11/2028 •		300	298

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

6.537% due 08/12/2033 •(l)		2,300	2,369
7.750% due 03/01/2029 •	EUR	700	831
Deutsche Bank AG 6.720% due 01/18/2029 •(l)		$1,300	1,292
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		13	13
Essential Properties LP 2.950% due 07/15/2031		500	368
GLP Capital LP 3.250% due 01/15/2032 (l)		400	325
GSPA Monetization Trust 6.422% due 10/09/2029		4,813	4,686
Hampton Roads PPV LLC 6.171% due 06/15/2053		1,800	1,567
Hestia Re Ltd. 14.184% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		1,878	1,549
HSBC Holdings PLC 6.254% due 03/09/2034 •		600	628
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		300	204
3.875% due 11/13/2029		700	486
4.250% due 11/07/2027		200	155
4.500% due 05/29/2029		1,100	797
4.750% due 04/27/2027		200	162
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •(l)		14,304	15,179
KBC Group NV 5.796% due 01/19/2029 •(l)		1,000	1,007
MPT Operating Partnership LP 3.375% due 04/24/2030 (l)	GBP	2,100	1,587
National Health Investors, Inc. 3.000% due 02/01/2031 (l)		$800	605
Sanders Re Ltd. 16.434% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		3,241	2,961
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •(l)		5,700	5,800
Seazen Group Ltd. 6.000% due 08/12/2024		200	151
Societe Generale SA
6.446% due 01/10/2029 •(l)		3,400	3,414
6.691% due 01/10/2034 •(l)		7,100	7,269
SVB Financial Group
1.800% due 02/02/2031 ^(c)		3,224	1,841
2.100% due 05/15/2028 ^(c)		500	301
3.125% due 06/05/2030 ^(c)		500	291
3.500% due 01/29/2025 ^(c)		200	126
4.000% due 05/15/2026 ^(c)(h)		500	33
4.345% due 04/29/2028 ^(c)		1,300	791
4.570% due 04/29/2033 ^(c)		4,200	2,440
UBS Group AG 5.959% due 01/12/2034 •(l)		4,700	4,828
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	669	818
Uniti Group LP
6.000% due 01/15/2030 (l)		$20,566	12,057
10.500% due 02/15/2028		10,171	9,875
VICI Properties LP
3.875% due 02/15/2029 (l)		3,300	2,937
4.500% due 09/01/2026 (l)		4,050	3,814
4.500% due 01/15/2028 (l)		3,050	2,828
5.750% due 02/01/2027 (l)		600	590
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		20,412	16,125
Yosemite Re Ltd. 14.434% (T-BILL 3MO + 9.750%) due 06/06/2025 ~		1,790	1,719

			218,301

INDUSTRIALS 26.1%
AA Bond Co. Ltd. 5.500% due 07/31/2050 (l)	GBP	3,541	3,984
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (l)		$1,198	1,169
Altice Financing SA 5.750% due 08/15/2029 (l)		6,551	5,214
Altice France Holding SA 10.500% due 05/15/2027		12,200	9,344
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (l)		1,135	1,016
3.375% due 11/01/2028 (l)		438	382
3.700% due 04/01/2028 (l)		1,842	1,690
Arches Buyer, Inc. 4.250% due 06/01/2028 (l)		3,400	2,845
Boeing Co. 6.125% due 02/15/2033 (l)		3,024	3,223

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

British Airways Pass-Through Trust 4.250% due 05/15/2034		53	49
Carvana Co. 10.250% due 05/01/2030		5,800	3,307
CDW LLC 3.569% due 12/01/2031 (l)		2,300	1,980
CGG SA
7.750% due 04/01/2027 (l)	EUR	16,519	15,272
8.750% due 04/01/2027 (l)		$8,648	7,221
Community Health Systems, Inc. 8.000% due 03/15/2026 (l)		23,340	22,581
CVS Pass-Through Trust 7.507% due 01/10/2032 (l)		1,344	1,449
DISH DBS Corp.
5.250% due 12/01/2026 (l)		10,002	7,999
5.750% due 12/01/2028 (l)		17,500	13,092
DTEK Energy BV (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (b)		8,767	2,592
Dufry One BV 3.625% due 04/15/2026	CHF	9,345	9,661
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029		$1,000	677
Exela Intermediate LLC 11.500% due 07/15/2026		158	21
Ford Motor Co. 7.700% due 05/15/2097 (l)		22,486	22,208
Greene King Finance PLC 6.076% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	335
HCA, Inc. 7.500% due 11/15/2095 (l)		$4,800	5,273
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (l)		33,857	31,122
Inter Media & Communication SpA 6.750% due 02/09/2027 (l)	EUR	7,000	7,128
Market Bidco Finco PLC 4.750% due 11/04/2027 (l)		1,800	1,519
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (l)		$21,100	19,120
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)		105	115
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		1,000	175
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (f)(h)		1,279	2
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029 (l)	EUR	6,300	5,052
Petroleos Mexicanos 6.700% due 02/16/2032 (l)		$7,494	5,971
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (l)		10,800	9,566
Prosus NV
1.985% due 07/13/2033 (l)	EUR	1,100	827
2.778% due 01/19/2034 (l)		1,600	1,287
QVC, Inc. 5.950% due 03/15/2043 (l)		$3,261	1,186
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(c)	GBP	1,500	1,425
Sands China Ltd. 5.900% due 08/08/2028 (l)		$5,750	5,463
Syngenta Finance NV 4.892% due 04/24/2025 (l)		200	196
Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		3,821	3,154
5.750% due 09/30/2039 (l)		30,643	29,125
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		10,716	2,831
United Airlines Pass-Through Trust 4.150% due 02/25/2033		75	67
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)(l)		11,533	11,716
Vale SA 3.202% due 12/29/2049 ~(h)	BRL	250,000	17,478
Veritas U.S., Inc. 7.500% due 09/01/2025 (l)		$12,780	9,633
Viking Cruises Ltd. 13.000% due 05/15/2025 (l)		13,173	13,926
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)		62,397	55,533
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		17,165	14,075

			390,276

UTILITIES 3.8%
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (l)		3,900	3,877

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030 (l)	6,900	5,468
NGD Holdings BV 6.750% due 12/31/2026	1,261	819
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	362	201
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	9,761	2,245
Oi SA 10.000% due 07/27/2025 ^(c)	64,484	5,059
Pacific Gas & Electric Co.
3.750% due 08/15/2042	46	33
4.000% due 12/01/2046 (l)	1,006	712
4.200% due 03/01/2029 (l)	4,200	3,845
4.300% due 03/15/2045 (l)	257	194
4.450% due 04/15/2042 ^(l)	2,491	1,959
4.500% due 12/15/2041	65	52
4.750% due 02/15/2044 (l)	9,791	7,875
4.950% due 07/01/2050 (l)	7,538	6,224
Peru LNG SRL 5.375% due 03/22/2030 (l)	18,496	14,796
Rio Oil Finance Trust
9.250% due 07/06/2024	1,480	1,498
9.250% due 07/06/2024 (l)	1,408	1,425

		56,282

Total Corporate Bonds & Notes (Cost $798,849)		664,859

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
DISH Network Corp. 3.375% due 08/15/2026	5,900	3,068

Total Convertible Bonds & Notes (Cost $5,900)		3,068

MUNICIPAL BONDS & NOTES 2.5%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,000	905
4.214% due 06/01/2050	2,400	1,885

		2,790

ILLINOIS 0.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040	5,000	5,768

MICHIGAN 0.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	3,000	2,218

PUERTO RICO 1.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	10,868	4,741
0.000% due 11/01/2051	37,397	15,118

		19,859

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	78,700	6,986

Total Municipal Bonds & Notes (Cost $40,851)		37,621

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
3.000% due 01/25/2042 (a)	134	7
3.500% due 02/25/2033 (a)	938	86
4.500% due 07/25/2050 (a)	4,718	941
5.000% due 02/25/2036 ~(a)	224	32
10.595% due 07/25/2029 •	2,010	2,203
Freddie Mac
0.000% due 02/15/2036 - 03/15/2044 •	9,326	7,665
0.000% due 09/15/2042 ~	711	450
2.512% due 02/15/2034 •(a)	954	91
3.000% due 12/25/2050 (a)	7,590	1,191
3.500% due 10/15/2035 (a)	948	98
6.156% due 11/25/2055 «~	13,621	7,893
12.395% due 12/25/2027 •	4,072	4,140

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

Ginnie Mae
1.989% due 01/20/2042 •(a)		850	81
3.500% due 09/16/2041 - 06/20/2042 (a)		374	50

Total U.S. Government Agencies (Cost $28,195)			24,928

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
Adjustable Rate Mortgage Trust
5.185% due 05/25/2036 •		1,468	559
5.995% due 01/25/2035 •		2,453	2,106
Banc of America Funding Trust
5.085% due 06/26/2036 •		4,527	3,699
5.500% due 01/25/2036		50	50
6.000% due 07/25/2037 ^		311	254
BCAP LLC Trust
3.418% due 03/27/2036 ~		2,411	1,713
4.042% due 02/26/2036 ~		1,404	1,248
4.604% due 03/26/2037 þ		1,234	1,753
7.000% due 12/26/2036 ~		2,088	1,382
Bear Stearns ALT-A Trust
3.685% due 08/25/2046 ^~		2,610	1,815
3.731% due 11/25/2036 ^~		492	258
3.841% due 08/25/2036 ^~		2,006	1,022
3.893% due 11/25/2034 ~		179	160
3.907% due 09/25/2035 ^~		455	258
Bear Stearns Asset-Backed Securities Trust 5.245% due 04/25/2037 •		7,807	6,492
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		167	167
Benchmark Mortgage Trust 2.760% due 02/15/2054 ~		8,388	4,183
BFLD Trust 8.384% due 10/15/2035 •		4,700	3,472
CD Mortgage Trust 5.688% due 10/15/2048		590	530
Chase Mortgage Finance Trust
3.941% due 12/25/2035 ^~		8	7
6.000% due 02/25/2037 ^		1,188	490
6.000% due 03/25/2037 ^		285	155
6.000% due 07/25/2037 ^		1,000	493
Citigroup Commercial Mortgage Trust 5.084% due 12/10/2049 ~		328	151
Citigroup Mortgage Loan Trust
3.864% due 11/25/2035 ~		10,686	6,020
4.026% due 03/25/2037 ^~		243	207
4.043% due 04/25/2037 ^~		1,732	1,429
6.000% due 11/25/2036 ~		9,153	5,376
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^		1,210	1,099
Commercial Mortgage Loan Trust 6.210% due 12/10/2049 ~		717	181
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~		1,392	833
Countrywide Alternative Loan Trust
0.405% due 04/25/2037 ^•(a)		13,532	1,270
3.669% due 06/25/2037 ^~		883	757
3.867% due 02/25/2036 •		904	756
5.181% due 03/20/2046 •		2,586	1,999
5.385% due 08/25/2035 •		225	121
5.500% due 03/25/2035		381	175
5.500% due 09/25/2035 ^		3,070	2,121
5.750% due 01/25/2035		234	225
5.750% due 02/25/2035		357	253
6.000% due 02/25/2035		456	352
6.000% due 04/25/2036		1,241	642
6.000% due 05/25/2036 ^		2,785	1,439
6.000% due 02/25/2037 ^		492	186
6.000% due 02/25/2037		1,486	847
6.000% due 04/25/2037 ^		4,070	2,036
6.000% due 08/25/2037 ^•		6,438	3,432
6.250% due 10/25/2036 ^		1,431	914
6.250% due 12/25/2036 ^•		2,366	1,140
6.500% due 08/25/2036 ^		660	234
6.500% due 09/25/2036 ^		321	184
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		410	193
6.000% due 04/25/2036 ^		247	154
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		904	504
Eurosail PLC
5.621% due 06/13/2045 •	GBP	4,487	3,975
8.271% due 06/13/2045 •		1,394	1,384
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036 ^		$978	360
Freddie Mac
10.060% due 01/25/2034 •		5,000	4,169

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

12.360% due 11/25/2041 ~		8,800	8,193
GS Mortgage Securities Corp. 8.228% due 08/15/2039 ~(l)		2,600	2,589
GS Mortgage Securities Corp. Trust 4.599% due 10/10/2032 ~		9,200	8,226
GSR Mortgage Loan Trust
3.335% due 03/25/2037 ^~		1,342	803
3.968% due 11/25/2035 ^~		476	391
HomeBanc Mortgage Trust 6.045% due 03/25/2035 •		75	49
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,479	2,159
Jackson Park Trust 3.242% due 10/14/2039 ~		3,768	2,857
JP Morgan Alternative Loan Trust 3.687% due 03/25/2037 ~		4,295	3,802
JP Morgan Mortgage Trust
3.349% due 06/25/2036 ^~		332	235
3.881% due 01/25/2037 ^~		410	326
3.915% due 02/25/2036 ^~		933	683
4.214% due 10/25/2035 ~		11	10
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		63	57
Lehman XS Trust 5.285% due 06/25/2047 •		1,557	1,359
MASTR Alternative Loan Trust 6.750% due 07/25/2036		2,815	1,059
Merrill Lynch Mortgage Investors Trust 3.743% due 03/25/2036 ^~		2,008	1,117
Morgan Stanley Capital Trust 6.484% due 12/15/2036 •(l)		8,125	6,405
Natixis Commercial Mortgage Securities Trust 7.084% due 11/15/2034 •		4,500	4,203
RBSSP Resecuritization Trust
4.857% due 08/27/2037 •		8,000	3,950
5.065% due 10/27/2036 •		3,609	1,119
Residential Accredit Loans, Inc. Trust
5.225% due 08/25/2036 ^•		323	301
5.305% due 05/25/2037 ^•		163	137
6.000% due 08/25/2036 ^		307	252
6.000% due 05/25/2037 ^		1,047	848
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		295	120
6.000% due 02/25/2037 ^		1,460	678
6.250% due 09/25/2037 ^		4,640	1,944
Residential Funding Mortgage Securities, Inc. Trust 4.542% due 02/25/2037 ~		1,399	940
Structured Adjustable Rate Mortgage Loan Trust
3.682% due 07/25/2035 ^~		879	735
4.039% due 11/25/2036 ^~		2,128	1,750
4.115% due 01/25/2036 ^~		3,873	2,355
Structured Asset Mortgage Investments Trust 4.965% due 08/25/2036 •		72	60
SunTrust Adjustable Rate Mortgage Loan Trust
4.034% due 02/25/2037 ^~		153	132
4.079% due 02/25/2037 ^~		1,510	1,299
4.141% due 04/25/2037 ^~		213	130
Wachovia Mortgage Loan Trust LLC 1.695% due 08/25/2036 •		2,325	890
WaMu Mortgage Pass-Through Certificates Trust
3.366% due 07/25/2037 ^~		415	341
3.672% due 10/25/2036 ^~		758	644
3.713% due 02/25/2037 ^~		516	455
3.884% due 07/25/2037 ^~		851	769
Washington Mutual Mortgage Pass-Through Certificates Trust
3.978% due 05/25/2047 ^•		100	13
6.000% due 10/25/2035 ^		919	691
6.000% due 03/25/2036 ^		1,075	1,005
6.000% due 02/25/2037		2,404	1,947

Total Non-Agency Mortgage-Backed Securities (Cost $165,840)			145,412

ASSET-BACKED SECURITIES 9.0%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	569
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.195% due 03/25/2033 •		$37	35
Apidos CLO 0.000% due 01/20/2031 ~		8,800	2,772
Belle Haven ABS CDO Ltd. 5.032% due 07/05/2046 •		324,260	3,052
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	1,546
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	907
0.000% due 10/22/2031 ~		3,000	621

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	700	221
Credit-Based Asset Servicing & Securitization LLC 3.219% due 12/25/2035 ^þ		$1	1
Crown City CLO 0.000% due 04/20/2035 ~		1,600	1,045
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	6,540
First Franklin Mortgage Loan Trust 5.165% due 10/25/2036 ~		2,878	1,931
Fremont Home Loan Trust
4.995% due 01/25/2037 •		5,405	2,501
5.325% due 02/25/2036 •		12,478	8,188
Glacier Funding CDO Ltd. 5.076% due 08/04/2035 •		7,164	926
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	750	264
GSAMP Trust 4.985% due 12/25/2036 •		$1,321	709
Home Equity Mortgage Loan Asset-Backed Trust 5.005% due 07/25/2037 •		2,535	1,352
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 ^þ		100	29
Lehman XS Trust 6.790% due 06/24/2046 þ		173	202
LNR CDO Ltd. 5.111% due 02/28/2043 •		3,231	49
Long Beach Mortgage Loan Trust 5.445% due 01/25/2036 •		4,172	3,775
Marlette Funding Trust 0.000% due 09/17/2029 «(f)		15	1,192
Merrill Lynch Mortgage Investors Trust 3.955% due 03/25/2037 þ		6,055	1,409
Morgan Stanley ABS Capital, Inc. Trust 4.995% due 10/25/2036 •		5,693	2,778
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		754	360
N-Star REL CDO Ltd. 5.082% due 02/01/2041 •		463	451
Orient Point CDO Ltd. 5.024% due 10/03/2045 •		114,425	36,902
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	3,414
7.238% due 09/25/2037 ^þ		7,924	3,674
Securitized Asset-Backed Receivables LLC Trust 5.265% due 03/25/2036 •		11,088	10,081
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(f)		8	4,563
SLM Student Loan Trust 0.000% due 01/25/2042 «(f)		7	2,068
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(f)		3	868
0.000% due 10/15/2048 «(f)		3	975
Sofi Professional Loan Program LLC
0.000% due 05/25/2040 (f)		7,500	751
0.000% due 07/25/2040 «(f)		38	457
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(f)		3,226	441
South Coast Funding Ltd. 5.459% due 08/10/2038 •		18,693	1,439
Structured Asset Investment Loan Trust 5.820% due 06/25/2035 ~		6,372	4,797
Symphony CLO Ltd. 9.392% due 07/14/2026 •		3,600	3,566
Taberna Preferred Funding Ltd.
5.166% due 12/05/2036 •		10,212	8,782
5.186% due 08/05/2036 •		461	401
5.186% due 08/05/2036 ^•		8,935	7,774

Total Asset-Backed Securities (Cost $218,870)			134,378

SOVEREIGN ISSUES 3.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		9,499	2,388
1.000% due 07/09/2029		1,352	377
1.500% due 07/09/2035 þ		9,460	2,294
1.500% due 07/09/2046 þ		115	31
3.500% due 07/09/2041 þ		17,491	4,915
3.875% due 01/09/2038 þ		22,691	7,079
15.500% due 10/17/2026	ARS	92,410	53
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	371,300	6,783
13.000% due 01/30/2026		403,100	7,364
Dominican Republic International Bond 13.625% due 02/03/2033		77,300	1,605

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

Ghana Government International Bond
6.375% due 02/11/2027 ^(c)		$1,100	399
7.875% due 02/11/2035 ^(c)		1,300	457
8.750% due 03/11/2061 ^(c)		400	136
10.750% due 10/14/2030 ^		800	555
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	857,105	1,836
Russia Government International Bond
5.625% due 04/04/2042 ^(c)		$13,400	8,601
5.875% due 09/16/2043 ^(c)		200	119
12.750% due 06/24/2028 ^(c)		100	88
State Agency of Roads of Ukraine 6.250% due 06/24/2030 ^(c)		1,300	230
Ukraine Government International Bond
4.375% due 01/27/2032 ^(c)	EUR	17,523	3,326
7.750% due 09/01/2024 ^(c)		$9,800	2,199
Venezuela Government International Bond
8.250% due 10/13/2024 ^(c)		70	8
9.250% due 09/15/2027 ^(c)		598	64

Total Sovereign Issues (Cost $87,204)			50,907

		SHARES
COMMON STOCKS 3.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		1,167,686	1,401

CONSUMER DISCRETIONARY 0.1%
iHeartMedia, Inc. 'A' (d)		275,106	1,073
iHeartMedia, Inc. 'B' «(d)		213,502	750
Promotora de Informaciones SA (d)		1,233,318	486

			2,309

ENERGY 0.0%
Axis Energy Services 'A' «(d)(j)		6,085	201

FINANCIALS 1.1%
Banca Monte dei Paschi di Siena SpA (d)		2,152,500	4,682
Credit Suisse Group AG		92,485	83
Intelsat Emergence SA «(d)(j)		459,445	11,256

			16,021

INDUSTRIALS 1.9%
Mcdermott International Ltd. «(d)		57,729	20
Neiman Marcus Group Ltd. LLC «(d)(j)		152,491	23,562
Syniverse Holdings, Inc. «(j)		4,987,151	4,699
Voyager Aviation Holdings LLC «(d)		2,841	0
Westmoreland Mining Holdings «(d)(j)		45,070	135

			28,416

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)		42,113	0

Total Common Stocks (Cost $66,151)			48,348

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)		48,585	304

Total Rights (Cost $0)			304

WARRANTS 1.1%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «		202	0
Intelsat Emergence SA - Exp. 02/17/2027 «		1,383	2
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		48,071	337

			339

INFORMATION TECHNOLOGY 1.1%
Windstream Holdings LLC - Exp. 9/21/2055 «		1,181,266	16,005

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

Total Warrants (Cost $19,985)			16,344

PREFERRED SECURITIES 2.5%
FINANCIALS 2.2%
AGFC Capital Trust 6.542% (US0003M + 1.750%) due 01/15/2067 ~(l)		1,800,000	1,020
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)		110,000	96
Charles Schwab Corp. 4.000% due 12/01/2030 •(h)		100,000	79
Compeer Financial ACA 4.875% due 08/15/2026 •(h)		4,400,000	4,536
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)		1,000,000	863
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		25,700,000	26,912
SVB Financial Group
4.250% due 11/15/2026 ^(c)(h)		300,000	20
4.700% due 11/15/2031 ^(c)(h)		498,000	33

			33,559

INDUSTRIALS 0.3%
Voyager Aviation Holdings LLC «		17,047	3,951

Total Preferred Securities (Cost $48,377)			37,510

REAL ESTATE INVESTMENT TRUSTS 0.6%
REAL ESTATE 0.6%
CBL & Associates Properties, Inc.		11,978	307
Uniti Group, Inc.		424,278	1,506
VICI Properties, Inc.		210,228	6,858

Total Real Estate Investment Trusts (Cost $4,366)			8,671

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.8%
REPURCHASE AGREEMENTS (k) 9.8%			146,815

ARGENTINA TREASURY BILLS 0.1%
27.671% due 05/19/2023 - 09/18/2023 (e)(f)(g)	ARS	469,866	1,139

U.S. TREASURY BILLS 0.9%
4.454% due 04/06/2023 - 05/25/2023 (e)(f)(o)		$13,638	13,592

Total Short-Term Instruments (Cost $161,840)			161,546

Total Investments in Securities (Cost $2,474,967)			2,073,445

Total Investments 138.5% (Cost $2,474,967)			$2,073,445
Financial Derivative Instruments (m)(n) (0.5)%(Cost or Premiums, net $(56,886))			(6,952)
Auction-Rate Preferred Shares (14.2)%			(212,650)
Other Assets and Liabilities, net (23.8)%			(356,915)

Net Assets Applicable to Common Shareholders 100.0%			$1,496,928

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$89	$201	0.01%
Intelsat Emergence SA	06/19/2017 - 02/23/2022	31,412	11,256	0.75
Neiman Marcus Group Ltd. LLC	09/25/2020	4,911	23,562	1.57
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2022	4,894	4,699	0.31
Westmoreland Mining Holdings	07/29/2015 - 03/26/2019	1,172	135	0.01

$42,478	$39,853	2.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.890%	03/31/2023	04/03/2023	$74,500	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2032	$(76,561)	$74,500	$74,530
CIB	4.800	04/03/2023	04/04/2023	56,900	U.S. Treasury Bonds 2.250% due 08/15/2046	(58,890)	56,900	56,900
FICC	2.200	03/31/2023	04/03/2023	4,215	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(4,299)	4,215	4,215
RCY	4.920	03/31/2023	04/03/2023	11,200	U.S. Treasury Notes 0.625% due 05/15/2030	(11,482)	11,200	11,205

Total Repurchase Agreements	$(151,232)	$146,815	$146,850

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.100%	01/12/2023	04/12/2023	$(3,058)	$(3,093)
5.770	03/07/2023	07/05/2023	(5,180)	(5,201)
BPS	4.710	01/13/2023	04/06/2023	(999)	(1,010)
4.710	01/19/2023	04/06/2023	(1,273)	(1,286)
4.710	02/15/2023	04/06/2023	(2,790)	(2,807)
5.230	02/10/2023	05/30/2023	(2,210)	(2,226)
5.500	03/14/2023	07/14/2023	(10,926)	(10,958)
5.520	03/23/2023	07/21/2023	(21,012)	(21,046)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

	5.550	03/01/2023	07/31/2023		(1,531)	(1,539)
	5.550	03/02/2023	07/31/2023		(1,859)	(1,868)
BYR	5.300	03/30/2023	09/27/2023		(9,121)	(9,126)
	5.480	10/11/2022	04/11/2023		(689)	(704)
	5.490	10/03/2022	04/03/2023		(18,776)	(19,223)
	5.530	03/24/2023	09/20/2023		(5,096)	(5,104)
	5.540	03/23/2023	09/20/2023		(4,062)	(4,069)
	5.550	04/03/2023	09/29/2023		(18,076)	(18,076)
CDC	4.650	10/28/2022	04/06/2023		(1,000)	(1,020)
	4.760	10/07/2022	04/05/2023		(781)	(800)
	4.760	01/24/2023	04/05/2023		(396)	(400)
	4.850	01/09/2023	04/06/2023		(135)	(137)
	4.850	02/21/2023	04/06/2023		(502)	(505)
	5.240	03/03/2023	05/02/2023		(1,224)	(1,230)
	5.240	03/08/2023	05/02/2023		(4,598)	(4,616)
	5.320	02/16/2023	04/04/2023		(691)	(696)
	5.350	01/30/2023	07/28/2023		(8,577)	(8,658)
	5.350	02/06/2023	07/28/2023		(7,740)	(7,804)
	5.370	02/13/2023	08/11/2023		(4,573)	(4,606)
	5.560	01/31/2023	07/28/2023		(1,927)	(1,945)
	5.570	02/10/2023	08/09/2023		(631)	(636)
	5.630	02/13/2023	08/11/2023		(23,327)	(23,505)
	5.630	02/27/2023	08/11/2023		(1,229)	(1,236)
	5.630	04/04/2023	10/02/2023		(624)	(624)
	5.680	02/17/2023	08/16/2023		(1,886)	(1,900)
CEW	4.400	08/05/2022	TBD(3)	GBP	(3,294)	(4,131)
DBL	2.890	02/06/2023	05/08/2023	EUR	(1,295)	(1,410)
	2.950	02/06/2023	05/08/2023		(1,870)	(2,037)
	2.990	02/22/2023	05/22/2023		(1,076)	(1,170)
	3.200	02/20/2023	05/22/2023		(4,989)	(5,431)
	4.380	02/06/2023	05/08/2023	GBP	(1,272)	(1,580)
IND	5.200	01/24/2023	04/18/2023		(2,382)	(2,405)
	5.330	01/31/2023	07/31/2023		(1,291)	(1,303)
	5.330	03/30/2023	07/31/2023		(8,558)	(8,564)
	5.360	03/07/2023	07/07/2023		(334)	(335)
	5.380	01/31/2023	07/31/2023		(2,068)	(2,087)
	5.460	03/07/2023	07/07/2023		(1,962)	(1,970)
JML	2.500	09/14/2022	TBD(3)	EUR	(2,201)	(2,410)
	3.000	02/15/2023	05/16/2023		(5,892)	(6,414)
	3.050	09/14/2022	TBD(3)		(370)	(405)
	3.070	09/14/2022	TBD(3)		(8,136)	(8,909)
	3.250	02/22/2023	05/22/2023		(3,331)	(3,626)
	5.320	02/16/2023	07/06/2023		$(6,480)	(6,522)
MBC	3.200	11/02/2022	TBD(3)	EUR	(15,552)	(17,013)
MYI	1.500	03/09/2023	TBD(3)		(3,017)	(3,275)
NXN	4.760	03/30/2023	04/05/2023		$(2,844)	(2,845)
	5.630	03/30/2023	08/11/2023		(8,691)	(8,696)
	5.680	03/30/2023	08/18/2023		(8,389)	(8,395)
RDR	4.970	01/31/2023	04/03/2023		(3,067)	(3,094)
	4.970	02/02/2023	04/03/2023		(40,900)	(41,238)
	4.970	02/03/2023	04/03/2023		(12,803)	(12,907)
	4.970	02/27/2023	04/03/2023		(4,696)	(4,718)
	5.320	04/03/2023	06/02/2023		(46,551)	(46,551)
	5.480	03/30/2023	05/30/2023		(1,786)	(1,788)
	5.520	04/03/2023	06/02/2023		(12,648)	(12,648)
RTA	5.470	03/15/2023	07/14/2023		(17,359)	(17,407)
	5.545	03/23/2023	07/24/2023		(3,320)	(3,325)
SCX	2.870	02/09/2023	05/10/2023	EUR	(738)	(804)
	4.530	10/07/2022	04/06/2023		$(1,256)	(1,284)
SOG	4.900	10/12/2022	04/12/2023		(6,242)	(6,389)
	5.030	02/06/2023	08/03/2023		(5,576)	(5,620)
	5.380	02/06/2023	08/03/2023		(945)	(952)
	5.430	03/15/2023	07/14/2023		(2,636)	(2,644)
	5.480	04/03/2023	07/24/2023		(5,130)	(5,130)
	5.490	01/27/2023	07/27/2023		(1,593)	(1,609)
	5.540	02/06/2023	08/03/2023		(1,957)	(1,973)
TDM	5.050	03/24/2023	TBD(3)		(3,287)	(3,291)
ULO	3.250	02/22/2023	05/22/2023	EUR	(4,291)	(4,670)

Total Reverse Repurchase Agreements						$(446,629)

(l)					Securities with an aggregate market value of $404,144 and cash of $5,328 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(535,226) at a weighted average interest rate of 3.165%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(m)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2027	2.773%		$5,000	$(582)	$1,000	$418	$46	$0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	6.588	EUR	300	21	(34)	(13)	3	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	7.084		11,447	424	(1,175)	(751)	120	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.695		5,100	(527)	431	(96)	1	0
The GAP, Inc.	1.000	Quarterly	06/20/2027	5.172		$16,800	(3,174)	753	(2,421)	146	0

							$(3,838)	$975	$(2,863)	$316	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	15,700	$1,524	$2,908	$4,432	$58	$0
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	315	1,206	31	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,900	800	1,493	2,293	25	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$58,200	(4)	722	718	0	(46)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		29,400	3	359	362	0	(28)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		4,600	2	84	86	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	1,771	(5,646)	207	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		386,500	(39,813)	7,947	(31,866)	1,355	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	2,103	(7,443)	336	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	2,200	0	(12)	(12)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		1,500	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		1,800	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		4,900	0	(9)	(9)	0	(1)
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		8,200	0	(12)	(12)	0	(1)
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		4,100	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		4,000	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		8,200	0	(9)	(9)	0	(1)
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		2,600	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		1,300	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		1,300	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		3,000	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		7,100	0	(15)	(15)	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		$10,000	27	527	554	2	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		8,580	541	(762)	(221)	10	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	(4,124)	(2,025)	97	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		35,000	544	3,062	3,606	0	(72)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		12,450	0	1,137	1,137	0	(31)
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		49,800	(171)	(3,935)	(4,106)	125	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		20,600	0	1,810	1,810	0	(51)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		82,200	(309)	(6,154)	(6,463)	207	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		6,000	0	532	532	0	(15)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		19,900	(72)	(1,523)	(1,595)	49	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	(3,883)	(3,353)	192	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		47,100	0	5,220	5,220	0	(136)
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		71,000	0	7,988	7,988	0	(202)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		263,700	13,372	(19,884)	(6,512)	895	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		3,600	(75)	679	604	0	(14)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		6,100	0	1,029	1,029	0	(27)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		19,700	1,395	2,455	3,850	0	(82)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		97,600	(1,546)	13,935	12,389	0	(424)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	02/09/2032		128,200	1,004	20,504	21,508	0	(599)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		161,500	(5,269)	8,736	3,467	1,621	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(3)	408	405	0	(22)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		19,800	(143)	4,868	4,725	0	(195)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	28,200	(65)	8,063	7,998	0	(268)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	29,300	(113)	7,724	7,611	0	(283)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	9,800	(29)	1,890	1,861	0	(99)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	17,000	1,650	4,661	6,311	0	(146)
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052	144,400	1,028	42,079	43,107	0	(1,422)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	(360)	(28)	0	(2)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	4,132	4,524	26	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	17,200	1,607	2,524	4,131	0	(4)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033	1,900	149	69	218	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	8,100	702	2,856	3,558	0	(10)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	39,800	480	1,273	1,753	9	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	27,500	0	42	42	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024	11,400	0	17	17	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024	8,700	0	13	13	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027	3,300	0	3	3	0	(1)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027	3,700	0	0	0	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	1,800	7	(1)	6	0	(1)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	7,400	30	(7)	23	0	(3)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	1,800	0	(2)	(2)	0	(1)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	4,300	0	(5)	(5)	0	(2)

$(35,466)	$125,174	$89,708	$5,245	$(4,201)

Total Swap Agreements	$(39,304)	$126,149	$86,845	$5,561	$(4,201)

Cash of $51,086 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2023	AUD	4,654	$3,093	$0	$(18)
05/2023	$3,096	AUD	4,654	18	0
BOA	04/2023	2,001	EUR	1,872	30	0
04/2023	5,217	PEN	19,672	8	0
05/2023	CHF	327	$358	0	(1)
05/2023	PEN	22,447	5,909	0	(44)
BPS	05/2023	$3,043	AUD	4,552	3	0
05/2023	20	CNY	137	0	0
06/2023	IDR	68,508,512	$4,477	2	(84)
06/2023	$11	IDR	162,506	0	0
CBK	04/2023	GBP	10,784	$13,020	0	(283)
04/2023	INR	1,038	13	0	0
04/2023	PEN	19,672	4,918	0	(308)
04/2023	$6,847	PEN	27,039	327	0
05/2023	CAD	9,201	$6,895	83	0
05/2023	PEN	3,110	784	0	(40)
06/2023	IDR	5,374,708	358	1	0
DUB	04/2023	AUD	3,154	2,098	0	(11)
04/2023	BRL	23,272	4,581	0	(11)
04/2023	$5,244	AUD	7,782	0	(42)
04/2023	4,365	BRL	23,272	227	0
04/2023	279,664	EUR	258,494	672	0
05/2023	EUR	251,763	$272,895	0	(570)
05/2023	$2,100	AUD	3,154	11	0
07/2023	BRL	23,649	$4,365	0	(223)
GLM	04/2023	23,087	4,256	0	(299)
04/2023	$4,544	BRL	23,087	11	0
07/2023	DOP	412,911	$7,131	0	(224)
08/2023	163,650	2,847	0	(57)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

MBC	04/2023	EUR	6,112	6,528	0	(100)
04/2023	$5,581	EUR	5,173	33	(4)
05/2023	6,035	NOK	60,929	0	(205)
06/2023	1,223	IDR	18,623,891	16	0
MYI	04/2023	AUD	3,151	$2,103	0	(3)
04/2023	GBP	3,396	4,071	0	(119)
04/2023	$3,204	AUD	4,766	0	(18)
05/2023	2,105	3,151	3	0
06/2023	1,075	IDR	16,329,630	11	0
NGF	04/2023	12,024	JPY	1,617,474	158	0
RBC	04/2023	25,384	GBP	20,631	67	0
04/2023	1,677	JPY	227,414	36	0
05/2023	GBP	15,152	$18,682	0	(20)
05/2023	MXN	993	52	0	(2)
05/2023	$13,873	JPY	1,838,971	33	0
SCX	04/2023	INR	2,542	$31	0	0
04/2023	$2,775	EUR	2,624	71	0
05/2023	CHF	8,621	$9,486	21	0
05/2023	$6,026	EUR	5,536	0	(13)
06/2023	2,677	IDR	40,857,154	43	0
TOR	04/2023	AUD	3,410	$2,264	0	(15)
04/2023	GBP	6,451	7,759	0	(199)
05/2023	$2,267	AUD	3,410	15	0
UAG	04/2023	AUD	2,166	$1,441	0	(7)
04/2023	EUR	258,885	274,864	0	(5,897)
04/2023	$5,799	AUD	8,539	0	(91)
05/2023	1,442	2,166	7	0

Total Forward Foreign Currency Contracts	$1,907	$(8,908)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.165%	$3,500	$(160)	$24	$0	$(136)
DUB	Eskom «	4.650	Quarterly	06/30/2029	4.650	7,400	0	3	3	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.447	1,000	140	(3)	137	0
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	4.074	EUR	300	(6)	13	7	0

$(26)	$37	$147	$(136)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$22,192	$(5,575)	$5,356	$0	$(219)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	8,031	(381)	(245)	0	(626)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,877	(469)	450	0	(19)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	25,867	(6,472)	6,216	0	(256)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	28,159	(4,633)	4,354	0	(279)

$(17,530)	$16,131	$0	$(1,399)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.071	Maturity	06/20/2023	$3,300	$(26)	$103	$77	$0

Total Swap Agreements	$(17,582)	$16,271	$224	$(1,535)

(o)

Securities with an aggregate market value of $10,166 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$7,480	$654,487	$77,582	$739,549
Corporate Bonds & Notes
Banking & Finance	0	218,301	0	218,301
Industrials	0	390,276	0	390,276
Utilities	0	56,282	0	56,282
Convertible Bonds & Notes
Industrials	0	3,068	0	3,068
Municipal Bonds & Notes
California	0	2,790	0	2,790
Illinois	0	5,768	0	5,768
Michigan	0	2,218	0	2,218
Puerto Rico	0	19,859	0	19,859
West Virginia	0	6,986	0	6,986
U.S. Government Agencies	0	17,035	7,893	24,928
Non-Agency Mortgage-Backed Securities	0	145,412	0	145,412
Asset-Backed Securities	0	123,814	10,564	134,378
Sovereign Issues	0	50,907	0	50,907
Common Stocks
Communication Services	1,401	0	0	1,401
Consumer Discretionary	1,559	0	750	2,309
Energy	0	0	201	201
Financials	4,765	0	11,256	16,021
Industrials	0	0	28,416	28,416
Rights
Financials	0	0	304	304
Warrants
Financials	0	0	339	339
Information Technology	0	0	16,005	16,005
Preferred Securities
Financials	0	33,559	0	33,559
Industrials	0	0	3,951	3,951
Real Estate Investment Trusts
Real Estate	8,671	0	0	8,671
Short-Term Instruments
Repurchase Agreements	0	146,815	0	146,815
Argentina Treasury Bills	0	1,139	0	1,139
U.S. Treasury Bills	0	13,592	0	13,592

Total Investments	$23,876	$1,892,308	$157,261	$2,073,445

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,561	0	5,561
Over the counter	0	2,128	3	2,131

$0	$7,689	$3	$7,692
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,201)	0	(4,201)
Over the counter	0	(10,443)	0	(10,443)

$0	$(14,644)	$0	$(14,644)

Total Financial Derivative Instruments	$0	$(6,955)	$3	$(6,952)

Totals	$23,876	$1,885,353	$157,264	$2,066,493

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$130,842	$57,912	$(14,956)	$3,085	$(135)	$(7,743)	$6,797	$(98,220)	$77,582	$817

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	March 31, 2023 (Unaudited)

Corporate Bonds & Notes
Industrials	78,440	1,299	0	209	0	(6,165)	0	(73,783)	0	0
U.S. Government Agencies	8,421	0	(137)	28	45	(464)	0	0	7,893	(473)
Asset-Backed Securities	15,427	0	(948)	39	(2,613)	(1,341)	0	0	10,564	(3,942)
Common Stocks
Consumer Discretionary(3)	1,516	0	0	0	0	(766)	0	0	750	(766)
Energy	90	0	0	0	0	111	0	0	201	111
Financials	12,865	0	0	0	0	(1,609)	0	0	11,256	(1,609)
Industrials	30,965	319	0	0	0	(2,868)	0	0	28,416	(2,868)
Materials	95	0	(104)	0	104	(95)	0	0	0	0
Rights
Financials	231	0	0	0	0	73	0	0	304	73
Warrants
Financials	244	0	0	0	0	95	0	0	339	95
Industrials	812	0	(164)	0	164	(812)	0	0	0	0
Information Technology	25,189	0	0	0	0	(9,184)	0	0	16,005	(9,184)
Preferred Securities
Industrials	54,575	0	(58,774)	0	33,654	(25,504)	0	0	3,951	(1,203)

	$359,712	$59,530	$(75,083)	$3,361	$31,219	$(56,272)	$6,797	$(172,003)	$157,261	$(18,949)
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$3	$0	$0	$3	$3

Totals	$359,712	$59,530	$(75,083)	$3,361	$31,219	$(56,269)	$6,797	$(172,003)	$157,264	$(18,946)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$26,582	Discounted Cash Flow			Discount Rate			6.680	—
		16,621	Indicative Market Quotation			Price			97.000	—
		34,379	Third Party Vendor			Broker Quote			72.250 - 93.750	88.420
U.S. Government Agencies		7,893	Discounted Cash Flow			Discount Rate			13.000	—
Asset-Backed Securities		10,564	Discounted Cash Flow			Discount Rate			10.000 - 20.000	16.817
Common Stocks
Consumer Discretionary		750	Adjusted Market Price			Adjustment Factor			10.000	—
Energy		201	Comparable Multiple			EBITDA Multiple		X	4.400	—
Financials		11,256	Indicative Market Quotation			Price			$22.250	—
Industrials		4,699	Discounted Cash Flow			Discount Rate			13.960	—
		23,562	Discounted Cash Flow/Comparable Multiple			Discount Rate/Revenue Multiple/EBITDA Multiple		%/ X/X	10.000/0.550/6.000	—
		135	Indicative Market Quotation			Broker Quote			$3.000	—
		20	Other Valuation Techniques(4)			—			—	—
Rights
Financials		304	Other Valuation Techniques(4)			—			—	—
Warrants
Financials		3	Indicative Market Quotation			Price			$1.000 - 2.250	2.096
		336	Other Valuation Techniques(4)			—			—	—
Information Technology		16,005	Comparable Multiple			EBITDA Multiple		X	4.500	—
Preferred Securities
Industrials		3,951	Discounted Cash Flow/Comparable Multiple			Discount Rate/TBV Multiple		%/ X	27.030/0.340	—
Financial Derivative Instruments - Assets
Over the counter		3	Other Valuation Techniques(4)						—

Total		$157,264

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Sector type updated from Communication Services to Consumer Discretionary since prior fiscal year end.
(4)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NXN	Natixis New York
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CDI	Natixis Singapore	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC	ULO	UBS AG London
DBL	Deutsche Bank AG London	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	DOP	Dominican Peso	JPY	Japanese Yen
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NOK	Norwegian Krone
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CHF	Swiss Franc	INR	Indian Rupee	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR012M	12 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR001M	1 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation